DEPOSITS - Deposit type and weighted-average interest rate (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deposits [Abstract]
NOW accounts, deposits	$ 86,667	$ 83,346
NOW accounts, weighted-average interest rate	0.09%	0.09%
Passbook accounts, deposits	35,217	33,712
Passbook accounts, weighted-average interest rate	0.08%	0.10%
Money market demand deposit	121,268	116,891
Money market demand deposit, weighted-average interest rate	0.20%	0.25%
Total demand, transaction and passbook deposits	243,152	233,949
Certificates of deposit Original maturities of:
Less than 12 months, deposits	69,220	88,509
Less than 12 months, weighted-average interest rate	2.25%	1.62%
12 to 18 months	57,143	66,860
12 to 18 months	0.42%	0.57%
24 months - 36 months	30,150	36,079
24 months - 36 months	0.65%	0.96%
Over 36 months	69,722	65,249
Over 36 months	1.84%	2.24%
Total certificates of deposit	226,235	256,697
Deposits	$ 469,387	$ 490,646